Goodwill and other intangible assets - Allocation of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of intangible assets material to entity [line items]
Opening balance	$ 656,256		$ 518,141	$ 530,659
Additions	215,979		232,030
Effects of movements in exchange rates	(34,861)		(93,915)	(12,518)
Closing balance	837,374	[1]	656,256	518,141
IHS Nigeria Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	63,374		71,297	71,328
Effects of movements in exchange rates	(3,606)		(7,923)	(31)
Closing balance	59,768		63,374	71,297
INT Towers Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	227,715		256,149	256,261
Effects of movements in exchange rates	(12,940)		(28,434)	(112)
Closing balance	214,775		227,715	256,149
IHS Towers NG Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	45,741		51,460	51,483
Effects of movements in exchange rates	(2,603)		(5,719)	(23)
Closing balance	43,138		45,741	51,460
IHS Cameroon S.A.
Disclosure of intangible assets material to entity [line items]
Opening balance	48,170		43,933	44,910
Effects of movements in exchange rates	(3,782)		4,237	(977)
Closing balance	44,388		48,170	43,933
IHS Mauritius Cote d Ivoire Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	23,888		21,787	22,272
Effects of movements in exchange rates	(1,876)		2,101	(485)
Closing balance	22,012		23,888	21,787
IHS Zambia Group
Disclosure of intangible assets material to entity [line items]
Opening balance	39,907		60,529	70,780
Effects of movements in exchange rates	10,802		(20,622)	(10,251)
Closing balance	50,709		39,907	60,529
IHS Rwanda Group
Disclosure of intangible assets material to entity [line items]
Opening balance	12,319		12,986	13,625
Effects of movements in exchange rates	(452)		(667)	(639)
Closing balance	11,867		12,319	$ 12,986
IHS Kuwait Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	13,142
Additions			13,143
Effects of movements in exchange rates	(773)		(1)
Closing balance	12,369		13,142
IHS Latam tower businesses
Disclosure of intangible assets material to entity [line items]
Opening balance	182,000
Additions	75,034		218,887
Effects of movements in exchange rates	(15,583)		(36,887)
Closing balance	241,451		$ 182,000
I-Systems
Disclosure of intangible assets material to entity [line items]
Additions	140,945
Effects of movements in exchange rates	(4,048)
Closing balance	$ 136,897

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).